LEASES (Details 6) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease [Abstract]
Loss from measurement of net investment in a finance subleases	$ (1,488)	$ (1,488)	$ 0	$ 0
Financing income on the net investment in the lease		208	221	199
Total		$ (1,280)	$ 221	$ 199